UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2007

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Office Manager
Phone:    (804) 327-0306

Signature, Place, and Date of Signing:
Pamela Simms        Richmond, Virginia         February 12, 2008
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $228,828,248 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
5,673,976
67,291
x
ALL
51,321

15,970
A F L A C Inc
COMMON
001055102
1,937,146
30,930
x
ALL
24,430

6,500
A T & T Inc.
COMMON
00206R102
606,069
14,583
x
ALL
10,640

3,943
Abbott Laboratories
COMMON
002824100
449,200
8,000
x
ALL
5,300

2,700
Alcon Inc
COMMON
H01301102
4,526,930
31,648
x
ALL
25,483

6,165
Altria Group Inc
COMMON
02209S103
5,241,397
69,349
x
ALL
45,592

23,757
Amgen Incorporated
COMMON
031162100
1,349,779
29,065
x
ALL
20,010

9,055
Apache Corp
COMMON
037411105
695,891
6,471
x
ALL
3,298

3,173
Automatic Data Processing
COMMON
053015103
4,557,512
102,347
x
ALL
84,590

17,757
Bank Of America Corp
COMMON
060505104
2,908,211
70,485
x
ALL
53,634

16,851
BB&T Corporation
COMMON
054937107
553,962
18,062
x
ALL
14,300

3,762
Becton Dickinson & Co Inc
COMMON
075887109
3,992,617
47,770
x
ALL
38,140

9,630
Bed Bath & Beyond
COMMON
075896100
4,300,815
146,336
x
ALL
119,460

26,876
Berkshire Hathaway Cl A
COMMON
084670108
566,400
4
x
ALL
2

2
Berkshire Hathaway Cl B
COMMON
084670207
2,462,720
520
x
ALL
360

160
BP PLC Sponsored ADRs
COMMON
055622104
654,579
8,946
x
ALL
7,262

1,684
Bristol-Myers Squibb Co
COMMON
110122108
216,138
8,150
x
ALL
4,600

3,550
C S X Corp
COMMON
126408103
252,445
5,740
x
ALL
1,740

4,000
Cameron Intl Corp.
COMMON
13342B105
6,151,014
127,800
x
ALL
108,320

19,480
Carmax Inc
COMMON
143130102
4,273,406
216,375
x
ALL
176,525

39,850
Carnival Corp.
COMMON
143658300
6,269,976
140,930
x
ALL
114,170

26,760
ChevronTexaco Corporation
COMMON
166764100
600,205
6,431
x
ALL
4,035

2,396
Cisco Systems Inc
COMMON
17275R102
247,013
9,125
x
ALL
125

9,000
Citigroup Inc
COMMON
172967101
262,516
8,917
x
ALL
7,764

1,153










Page Total


58,749,917.61





















12/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Coca Cola Company
COMMON
191216100
363,065
5,916
x
ALL
4,515

1,401
Dentsply Intl Inc
COMMON
249030107
634,782
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
906,295
19,100
x
ALL
16,640

2,460
Donaldson
COMMON
257651109
2,898,750
62,500
x
ALL
46,010

16,490
Ecolab, Inc.
COMMON
278865100
982,464
19,185
x
ALL
15,110

4,075
Electronic Arts
COMMON
285512109
2,952,918
50,555
x
ALL
39,245

11,310
Emerson Electric Co
COMMON
291011104
2,632,140
46,455
x
ALL
39,040

7,415
Equitable Res Inc
COMMON
294549100
532,800
10,000
x
ALL
10,000

0
Extra Space Storage Inc
COMMON
30225T102
2,232,241
156,210
x
ALL
130,485

25,725
Exxon Mobil Corporation
COMMON
30231G102
6,773,787
72,300
x
ALL
42,935

29,365
Fastenal Co
COMMON
311900104
4,748,340
117,475
x
ALL
97,810

19,665
Fortune Brands Inc
COMMON
349631101
785,106
10,850
x
ALL
6,750

4,100
General Electric Company
COMMON
369604103
11,015,125
297,144
x
ALL
227,661

69,483
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
3,121,610
61,949
x
ALL
50,939

11,010
Graco Inc.
COMMON
384109104
1,537,161
41,255
x
ALL
32,880

8,375
H C C Insurance Holdings
COMMON
404132102
266,724
9,300
x
ALL
9,300

0
Hewlett-Packard Company
COMMON
428236103
201,062
3,983
x
ALL
750

3,233
Int'l Business Machines
COMMON
459200101
290,681
2,689
x
ALL
289

2,400
Intel Corp
COMMON
458140100
799,993
30,007
x
ALL
19,000

11,007
J P Morgan Chase & Co
COMMON
46625H100
586,700
13,441
x
ALL
12,701

740
Johnson & Johnson
COMMON
478160104
836,085
12,535
x
ALL
12,085

450
Kohl's Corp Com
COMMON
500255104
5,603,080
122,338
x
ALL
100,623

21,715
Kraft Foods Inc CL A
COMMON
50075N104
1,360,638
41,699
x
ALL
29,754

11,945
Linear Technology Corp
COMMON
535678106
5,289,669
166,185
x
ALL
141,495

24,690










Page Total


57,351,214.46


























12/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Lowes Companies Inc
COMMON
548661107
3,540,482
156,520
x
ALL
116,060

40,460
Markel Corp
COMMON
570535104
10,730,535
21,850
x
ALL
21,850

0
Marlin Business Srvcs Corp.
COMMON
571157106
3,468,516
287,605
x
ALL
249,275

38,330
Marshall & Ilsley Corp
COMMON
571834100
3,785,660
142,963
x
ALL
114,315

28,648
Medtronic Inc
COMMON
585055106
5,743,398
114,251
x
ALL
88,996

25,255
Merck & Co Inc
COMMON
589331107
269,182
4,632
x
ALL
1,032

3,600
Mercury General Corp
COMMON
589400100
1,827,280
36,685
x
ALL
32,105

4,580
Meredith Corporation
COMMON
589433101
4,015,464
73,035
x
ALL
58,865

14,170
Metavante Holding Co
COMMON
591407101
1,335,979
57,289
x
ALL
45341

11,948
Micros Systems, Incorporated
COMMON
594901100
210,480
3,000
x
ALL
0

3,000
Microsoft Corp
COMMON
594918104
2,183,704
61,340
x
ALL
50,790

10,550
Noble Corp
COMMON
G65422100
4,047,246
71,620
x
ALL
62,430

9,190
Norfolk Southern Corp
COMMON
655844108
355,098
7,040
x
ALL
2,640

4,400
Oneok Inc New
COMMON
682680103
237,102
5,296
x
ALL
2,946

2,350
Paychex Inc
COMMON
704326107
4,170,039
115,131
x
ALL
88,716

26,415
Pepsico Incorporated
COMMON
713448108
7,225,908
95,203
x
ALL
69,590

25,613
PetSmart, Inc.
COMMON
716768106
5,168,482
219,655
x
ALL
179,085

40,570
Pfizer Incorporated
COMMON
717081103
870,984
38,319
x
ALL
8,404

29,915
Plum Creek Timber Co
COMMON
729251108
481,072
10,449
x
ALL
5,161

5,288
PNC Finl Svcs Group
COMMON
693475105
1,011,010
15,400
x
ALL
15,400

0
Portfolio Recovery Assoc
COMMON
73640Q105
4,701,490
118,515
x
ALL
98,120

20,395
PPG Industries
COMMON
693506107
393,288
5,600
x
ALL
5,300

300
Principal Financial Group
COMMON
74251V102
2,181,540
31,690
x
ALL
28,600

3,090
Procter & Gamble Co
COMMON
742718109
6,459,859
87,985
x
ALL
69,625

18,360










Page Total


74,413,798.26


























12/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Royal Dutch Shell PLC A
COMMON
780259206
502,337
5,966
x
ALL
1,466

4,500
SLM Corp
COMMON
78442P106
1,288,960
64,000
x
ALL
50,955

13,045
Suntrust Banks Inc
COMMON
867914103
347,944
5,568
x
ALL
5,568

0
Sysco Corp
COMMON
871829107
6,691,978
214,418
x
ALL
165,828

48,590
Techne Corp.
COMMON
878377100
3,416,436
51,725
x
ALL
42,260

9,465
The Southern Company
COMMON
842587107
383,548
9,898
x
ALL
2,950

6,948
UDR, Inc.
COMMON
902653104
323,059
16,275
x
ALL
7,125

9,150
United Parcel Service B
COMMON
911312106
544,756
7,703
x
ALL
2,928

4,775
United Technologies Corp
COMMON
913017109
489,856
6,400
x
ALL
0

6,400
Varian Medical Systems
COMMON
92220P105
7,692,035
147,470
x
ALL
121,600

25,870
Vodafone Group Plc Adr
COMMON
92857W209
612,570
16,414
x
ALL
5,687

10,727
Wachovia Corp New
COMMON
929903102
831,602
21,867
x
ALL
19,318

2,549
Wellpoint Hlth Ntwks New
COMMON
94973V107
5,304,594
60,465
x
ALL
48,879

11,586
Western Union
COMMON
959802109
5,911,694
243,480
x
ALL
201,795

41,685
Willis Group Holdings
COMMON
G96655108
2,666,064
70,215
x
ALL
56,575

13,640
Wilmington Trust Corp
COMMON
971807102
383,328
10,890
x
ALL
2,950

7,940
Wyeth
COMMON
983024100
922,555
20,877
x
ALL
10,947

9,930










Page Total


38,313,317.25


























Grand Total


228,828,247.58



























